Debt - Schedule of Debt Outstanding, Aggregated by Scheduled Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt, Fiscal Year Maturity [Abstract]
2015 (current portion)	$ 6,678,549
2016	165,560
2017	243
2018	243
2019	243
Thereafter	243
Total	$ 6,845,081	$ 8,991,431